UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, LLC
Address: 	120 S. LaSale Street
         	Suite 1750
         	Chicago, IL 60603

13F File Number:

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Controller
Phone:    	312-445-2916
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    August 13, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	64

Form 13F Information Table Value Total:   	$269,388



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Accenture Ltd Bermuda Cl A     COM              G1150G111     5915   176765 SH       Sole                   176765
Allstate Corp                  COM              020002101     3346   137125 SH       Sole                   137125
American Elec Pwr              COM              025537101     5012   173484 SH       Sole                   173484
Amerityre Corp                 COM              03073V107        8    32200 SH       Sole                    32200
Apache Corp                    COM              037411105      202     2800 SH       Sole                     2800
Baxter Intl                    COM              071813109     4514    85230 SH       Sole                    85230
Berkshire Hathaway-Cl B        COM              084670207      240       83 SH       Sole                       83
CME Group Inc Cl A             COM              12572Q105      407     1308 SH       Sole                     1308
Charles Schwab Corp            COM              808513105     5133   292630 SH       Sole                   292630
Cisco Systems                  COM              17275R102      348    18645 SH       Sole                    18645
Coca Cola Co                   COM              191216100      264     5500 SH       Sole                     5500
Communications Intel Corp      COM              20338K106        1    10800 SH       Sole                    10800
Conocophillips                 COM              20825C104     4580   108899 SH       Sole                   108899
Corning Inc                    COM              219350105     4982   310231 SH       Sole                   310231
Devon Energy Corp New          COM              25179M103     5130    94136 SH       Sole                    94136
Exxon Mobil Corp               COM              30231G102     2743    39241 SH       Sole                    39241
Fortune Brands                 COM              349631101     3567   102686 SH       Sole                   102686
General Electric               COM              369604103     5371   458313 SH       Sole                   458313
Honeywell Inc                  COM              438516106     5599   178325 SH       Sole                   178325
Intel Corp                     COM              458140100      213    12850 SH       Sole                    12850
Intl Bus Machines              COM              459200101      300     2871 SH       Sole                     2871
JP Morgan Chase & Co           COM              46625H100     7097   208067 SH       Sole                   208067
Johnson & Johnson              COM              478160104      822    14476 SH       Sole                    14476
Kroger                         COM              501044101     4627   209845 SH       Sole                   209845
Microsoft                      COM              594918104     7176   301909 SH       Sole                   301909
Mosaic Company                 COM              61945A107     4766   107594 SH       Sole                   107594
Nabors Industries Ltd Shs      COM              G6359F103     4121   264524 SH       Sole                   264524
Nestle SA ADR                  COM              641069406     6833   181625 SH       Sole                   181625
Novartis AG Sponsored ADR      COM              66987V109     4774   117040 SH       Sole                   117040
Pepsico                        COM              713448108      362     6584 SH       Sole                     6584
Pfizer Inc                     COM              717081103      214    14250 SH       Sole                    14250
Praxair Inc                    COM              74005P104     8067   113503 SH       Sole                   113503
Procter & Gamble               COM              742718109      423     8272 SH       Sole                     8272
Schlumberger                   COM              806857108     6832   126255 SH       Sole                   126255
Standard And Poors Depository  COM              78462F103     1547    16828 SH       Sole                    16828
Target Corp                    COM              87612E106     4875   123516 SH       Sole                   123516
Texas Instruments              COM              882508104     5245   246251 SH       Sole                   246251
Thermo Fisher Scientific       COM              883556102     7306   179200 SH       Sole                   179200
UnitedHealth Group             COM              91324P102     4456   178381 SH       Sole                   178381
Utility Sector Spdr            COM              81369Y886     5411   194010 SH       Sole                   194010
Wal-Mart                       COM              931142103     8247   170245 SH       Sole                   170245
Walgreen Co                    COM              931422109     5235   178078 SH       Sole                   178078
Weyerhaeuser Co                COM              962166104     4000   131439 SH       Sole                   131439
IShares Msci Emerging Mrkts Cl COM              464287234    12686 393613.416 SH     Sole               393613.416
IShares Tr Msci Eafe Idx       COM              464287465     5725 124975.000 SH     Sole               124975.000
Leucadia National              COM              527288104      641    30390 SH       Sole                    30390
Privatebancorp Inc             COM              742962103     4683   210550 SH       Sole                   210550
Taylor Capital Group           COM              876851106       69    10000 SH       Sole                    10000
Uranium Participation Corp     COM              917017105     3878   613800 SH       Sole                   613800
Blackrock Glbl Energy&Res Tr-C COM              09250U101    11588   598540 SH       Sole                   598540
Flaherty & Crumrine Pfd Inc Op COM              33848E106       63    10000 SH       Sole                    10000
Hugoton Royalty Trust          COM              444717102      150    10347 SH       Sole                    10347
Kayne Anderson Energy Developm COM              48660Q102    15614  1177517 SH       Sole                  1177517
Nuveen Quality Preferred Incom COM              67072C105      296    47500 SH       Sole                    47500
Tortoise Energy Infra          COM              89147L100    16692   655610 SH       Sole                   655610
Aberdeen Asia-Pacific Income F COM              003009107     4101 734900.000 SH     Sole               734900.000
Barclays Muni Bond ETF         COM              78464A458     7060 320600.000 SH     Sole               320600.000
Barclays Short Term Muni       COM              78464A425    13761 580650.000 SH     Sole               580650.000
Blackrock Insd Mun Tm Tr Inc C COM              092474105     1415 137500.000 SH     Sole               137500.000
IShares GS$ Investop           COM              464287242     3786 37750.000 SH      Sole                37750.000
IShares Tr 1-3 Yr Trs Bd       COM              464287457     1946 23250.000 SH      Sole                23250.000
IShares Tr US Tips Bd Fd       COM              464287176     3842 37800.000 SH      Sole                37800.000
MS Emerging Mkts Domestic Fund COM              617477104      921 73600.000 SH      Sole                73600.000
Pimco Strtgc Glbl Gvt Fd Inc-C COM              72200x104      165 18700.000 SH      Sole                18700.000